Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Income (loss) before income taxes
Domestic	$ 959.3	$ 500.7	$ 827.4
Foreign	18.6	22.3	22.3
Income Before Income Taxes	$ 977.9	$ 523.0	$ 849.7